Derivative Instruments and Risk Management Activities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Risk Management Activities
Schedule of outstanding commodity derivatives

	MMbtu/day	Bbls/day	Price
Year ending December 31, 2013:
CGTAP	260,921	—	$4.48
Dominion South	191,075	—	4.79
NYMEX-WTI	—	300	90.30

2013 Total	451,996	300

Year ending December 31, 2014:
CGLA	10,000		$3.87
CGTAP	210,000		5.11
Dominion South	160,000		5.15

2014 Total	380,000

Year ending December 31, 2015:
CGLA	40,000		$4.00
CGTAP	120,000		5.01
Dominion South	230,000		5.60

2015 Total	390,000

Year ending December 31, 2016:
CGLA	170,000		$4.09
CGTAP	60,000		4.91
Dominion South	272,500		5.35
NYMEX	20,000		4.39

2016 Total	522,500

Year ending December 31, 2017:
CGLA	420,000		$4.27
NYMEX	140,000		4.53
CCG	70,000		4.57

2017 Total	630,000

Year ending December 31, 2018:
NYMEX	430,000		$4.78

	MMbtu/day	Bbls/day	price
Year ending December 31, 2013:
CGTAP	122,631	—	$5.02
Dominion South	191,702	—	4.77
NYMEX-WTI	—	300	90.30

2013 Total	314,333	300

Year ending December 31, 2014:
CGLA	10,000		$3.87
CGTAP	200,000		5.16
Dominion South	160,000		5.15

2014 Total	370,000

Year ending December 31, 2015:
CGLA	40,000		$4.00
CGTAP	120,000		5.01
Dominion South	230,000		5.60

2015 Total	390,000

Year ending December 31, 2016:
CGLA	170,000		$4.09
CGTAP	60,000		4.91
Dominion South	272,500		5.35

2016 Total	502,500

Year ending December 31, 2017:
CGLA	420,000		$4.27

Year ending December 31, 2018:
CGLA	75,000		$4.90

Summary of the fair values of derivative instruments, which are not designated as hedges for accounting purposes

	December 31, 2012		June 30, 2013
	Balance sheet location	Fair value	Balance sheet location	Fair value
Asset derivatives not designated as hedges for accounting purposes:
Commodity contracts	Current assets	$160,579	Current assets	$205,221
Commodity contracts	Long-term assets	371,436	Long-term assets	388,694

Total asset derivatives		532,015		593,915

Liability derivatives not designated as hedges for accounting purposes:
Commodity contracts	Current liabilities	—	Current liabilities	264
	Long-term liabilities	—	Long-term liabilities	371

Net asset value of derivatives		$532,015		$593,280

	2011		2012
	Balance sheet location	Fair value	Balance sheet location	Fair value
		(In thousands)		(In thousands)
Asset derivatives not designated as hedges for accounting purposes:
Commodity contracts	Current assets	$248,550	Current assets	$160,579
Commodity contracts	Long-term assets	541,423	Long-term assets	371,436

Total asset derivatives		$789,973		$532,015

Summary of commodity derivative fair value gains (losses)

		Three months ended June 30		Six months ended June 30
	Statement of operations location
		2012	2013	2012	2013
Commodity derivative fair value gains (losses)	Revenue	$(6,040)	195,483	211,214	123,542
Commodity derivative fair value gains (losses)	Discontinued operations	(550)	—	65,238	—

Total commodity derivative fair value gains (losses)		$(6,590)	195,483	276,452	123,542

	Statement of operations location	2010	2011	2012
Commodity derivative fair value gains	Revenue	$77,599	496,064	179,546
Commodity derivative fair value gains	Discontinued operations	166,685	180,130	46,358

Total commodity derivative fair value gains		244,284	676,194	225,904

Interest rate derivative fair value losses		(2,677)	(94)	—

Net derivative fair value gains		$241,607	676,100	225,904

Summary of the valuation of investments and financial instruments by the fair value hierarchy

	Fair value measurements using
Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Net derivatives asset:
Fixed price commodity swaps	$—	593,280	—	593,280

Schedule of gross amounts of recognized derivative assets and liabilities, the amounts offset under netting arrangements with counterparties, and the resulting net amounts

				June 30, 2013
	December 31, 2012
						Net amounts of assets (liabilities) on balance sheet
	Gross amounts of recognized assets	Gross amounts offset on balance sheet	Net amounts of assets on balance sheet	Gross amounts of recognized assets	Gross amounts offset on balance sheet
Commodity derivative assets	$597,359	(65,344)	532,015	656,696	(62,781)	593,915
Commodity derivative liabilities	—	—	—	1,713	(2,348)	(635)